SECURED BORROWING (Narrative) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Dec. 08, 2015 CNY (¥) item	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Line of Credit Facility [Line Items]
Priority security distributed	¥ 417,000
Number of Network Hospitals | item	14
Debt issuance costs	¥ 7,506
Long-term secured borrowings		¥ 0	$ 0	¥ 163,498
Long-term Debt				248,604
Long-term Debt, Current Maturities		44,068	$ 6,409	¥ 197,139
HengTai Securities [Member]
Line of Credit Facility [Line Items]
Net proceeds received	404,000
Security's deposit	¥ 13,000
Value Of Assets Bought Back		¥ 248,604
HengTai Securities [Member] | Minimum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	6.00%
HengTai Securities [Member] | Maximum [Member]
Line of Credit Facility [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	5.00%